John Hancock Regional Bank Fund Expense Example - Class A C I and R6 [Member] - John Hancock Regional Bank Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 621
Expense Example, with Redemption, 3 Years	879
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	1,946
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	614
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,103
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,048